CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Property and equipment	¥ 573,233	¥ 378,769
Right-of-use assets	139,560	65,870
Intangible assets	16,426	17,966
Goodwill	44,758	44,758
Restricted cash-non-current	10,988	6,487
Financial assets at FVTPL-non-current	252,411	188,083
Other non-current assets	89,964	23,668
Total non-current assets	1,127,340	725,601
Current assets
Inventories	439,112	321,021
Contract assets	23,964	23,305
Trade receivables	455,765	462,135
Prepayments and other receivables	303,486	269,986
Prepayments to and amounts due from related parties	18,217	9,010
Financial assets at FVTPL-current	2,293	144,252
Time deposits	1,099,805	301,401
Cash and cash equivalents	4,275,014	6,666,304
Restricted cash-current	10,420	12,910
Total current assets	6,628,076	8,210,324
Total assets	7,755,416	8,935,925
EQUITY
Share premium	14,985,114	14,962,531
Treasury shares	(684,809)
Reserves	3,170,926	3,223,822
Accumulated losses	(11,076,002)	(10,286,252)
Total equity	6,395,302	7,900,174
Non-current liabilities
Lease liabilities-non-current	95,397	23,241
Deferred tax liabilities	2,991	3,489
Other non-current liabilities	24,994	7,720
Total non-current liabilities	123,382	34,450
Current liabilities
Short-term bank loans	485,047	324,263
Trade payables	243,563	163,000
Other payables, deposits received and accrued expenses	385,088	408,357
Contract liabilities	48,053	28,512
Lease liabilities-current	35,390	31,920
Amounts due to related parties	7,910	1,949
Put option liabilities-current	31,681	43,300
Total current liabilities	1,236,732	1,001,301
Net current assets	5,391,344	7,209,023
Total liabilities	1,360,114	1,035,751
Total equity and liabilities	7,755,416	8,935,925
Class A ordinary shares
EQUITY
Ordinary shares	69	69
Class B ordinary shares
EQUITY
Ordinary shares	¥ 4	¥ 4